Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other	3 Months Ended
Mar. 31, 2012
Profit/(Loss) On Sale Of Assets Realization Of Loans Indirect Tax And Other [Abstract]
Profit(Loss) On Sale Of Assets Realization Of Loans Indirect Tax And Other Text Block
	Three months ended March 31,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Indirect tax expenses and legal claims (1)	6	5
Loss on disposal of land, equipment and assets in South Africa, mineral rights and exploration properties	2	2
Impairment of investments	1	-
Impairment of other receivables	-	1
Profit on disposal of AGA-Polymetal Strategic Alliance (2)	(20)	-
Royalties received (3)	(16)	(8)
Profit on disposal of the Company's subsidiary ISS International Limited (4)	-	(2)

	(27)	(2)

Taxation expense/(benefit) on above items	4	-

(1) Indirect taxes and legal claims are in respect of:
Ghana		5
Guinea	3
United States of America	2
Argentina	1

(2) On February 8, 2012, the transaction to dispose of the AGA-Polymetal Strategic Alliance consisting of AGA-Polymetal Strategic Alliance Management Company Holdings Limited, Amikan Holding Limited, AS APK Holdings Limited, Imitzoloto Holdings Limited and Yeniseiskaya Holdings Limited to Polyholding Limited was completed. These assets were fully impaired as at December 31, 2011.

(3) Royalties received include:
Newmont Mining Corporation (2009 Boddington Gold mine sale)	(14)	(6)
Simmers & Jack Mines Limited (2010 sale of Tau Lekoa Gold mine)	(1)	(1)
Other royalties	(1)	(1)

(4) ISS International Limited ("ISSI") was classified as held for sale in 2010. The sale was concluded on February 28, 2011.